PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 93.1%

Aerospace & Defense — 4.0%
Aerojet Rocketdyne Holdings, Inc.*	18,890	$954,134
HEICO Corp., Class A	5,955	579,481
Teledyne Technologies, Inc.*	3,916	1,260,913

		2,794,528

Apparel — 0.5%
Columbia Sportswear Co.	3,616	350,354

Banks — 0.8%
First Republic Bank	2,204	213,127
Glacier Bancorp, Inc.	9,488	383,884

		597,011

Biotechnology — 7.0%
10X Genomics, Inc., Class A*	3,369	169,797
ACADIA Pharmaceuticals, Inc.*	9,860	354,861
Alder Biopharmaceuticals, Inc.*	19,667	370,920
Alnylam Pharmaceuticals, Inc.*	3,362	270,372
Amarin Corp. PLC ADR*	17,679	268,014
Atreca, Inc., Class A*	12,371	151,421
Bluebird Bio, Inc.*	4,932	452,856
Exelixis, Inc.*	28,123	497,355
Guardant Health, Inc.*	7,231	461,555
Incyte Corp.*	7,393	548,782
Moderna, Inc.*	18,567	295,587
Rigel Pharmaceuticals, Inc.*	63,893	119,480
Stemline Therapeutics, Inc.*	43,734	455,271
Synthorx, Inc.*	16,105	262,028
Y-mAbs Therapeutics, Inc.*	7,578	197,483

		4,875,782

Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	9,728	532,122

Chemicals — 2.7%
Ashland Global Holdings, Inc.	11,305	871,050
RPM International, Inc.	14,395	990,520

		1,861,570

Commercial Services — 5.5%
Booz Allen Hamilton Holding Corp.	19,416	1,378,924
Bright Horizons Family Solutions, Inc.*	8,857	1,350,693
Euronet Worldwide, Inc.*	5,675	830,253
Rollins, Inc.	8,620	293,683

		3,853,553

Computers — 0.5%
ForeScout Technologies, Inc.*	9,648	365,852

Distribution & Wholesale — 0.7%
SiteOne Landscape Supply, Inc.*	6,829	505,483

Diversified Financial Services — 2.1%
Cboe Global Markets, Inc.	6,293	723,129
Evercore, Inc., Class A	9,670	774,567

		1,497,696

	Number of Shares	Value†

Electrical Components & Equipment — 1.7%
Novanta, Inc.*	14,718	$1,202,755

Electronics — 4.9%
Allegion PLC	10,188	1,055,986
Badger Meter, Inc.	13,746	738,160
Keysight Technologies, Inc.*	4,748	461,743
PerkinElmer, Inc.	14,263	1,214,780

		3,470,669

Entertainment — 1.3%
Vail Resorts, Inc.	3,879	882,705

Food — 0.9%
Beyond Meat, Inc.*	1,313	195,138
McCormick & Co., Inc.	2,860	447,018

		642,156

Healthcare Products — 8.2%
ABIOMED, Inc.*	867	154,231
Bio-Techne Corp.	3,663	716,739
Glaukos Corp.*	6,229	389,375
Nevro Corp.*	6,483	557,343
Silk Road Medical, Inc.*	5,396	175,532
Tandem Diabetes Care, Inc.*	8,036	473,963
Teleflex, Inc.	3,168	1,076,328
The Cooper Cos., Inc.	3,290	977,130
West Pharmaceutical Services, Inc.	8,502	1,205,754

		5,726,395

Healthcare Services — 1.9%
Castle Biosciences, Inc.*	9,525	172,307
Medpace Holdings, Inc.*	7,184	603,743
SI-BONE, Inc.*	7,559	133,568
Teladoc Health, Inc.*	5,957	403,408

		1,313,026

Household Products & Wares — 1.0%
Avery Dennison Corp.	6,429	730,142

Internet — 6.4%
IAC/InterActiveCorp.*	3,087	672,873
Okta, Inc.*	6,898	679,177
Proofpoint, Inc.*	5,728	739,198
RingCentral, Inc., Class A*	4,613	579,670
The Trade Desk, Inc., Class A*	1,478	277,199
Wix.com Ltd.*	7,097	828,504
Zendesk, Inc.*	10,054	732,736

		4,509,357

Leisure Time — 0.4%
Planet Fitness, Inc., Class A*	4,807	278,181

Lodging — 1.2%
Choice Hotels International, Inc.	9,816	873,231

Machinery - Diversified — 3.7%
Cognex Corp.	14,676	721,032
IDEX Corp.	4,502	737,788
Welbilt, Inc.*	34,199	576,595

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Machinery - Diversified — (continued)
Xylem, Inc.	7,390	$588,392

		2,623,807

Metal Fabricate/Hardware — 0.9%
RBC Bearings, Inc.*	3,601	597,442

Miscellaneous Manufacturing — 3.4%
Colfax Corp.*	26,297	764,191
Hexcel Corp.	4,822	396,031
Hillenbrand, Inc.	13,714	423,488
John Bean Technologies Corp.	3,827	380,519
Standex International Corp.	5,801	423,125

		2,387,354

Office & Business Equipment — 1.0%
Zebra Technologies Corp., Class A*	3,565	735,709

Pharmaceuticals — 5.6%
Agios Pharmaceuticals, Inc.*	13,201	427,712
Alector, Inc.*	13,679	197,251
BioSpecifics Technologies Corp.*	3,185	170,461
DexCom, Inc.*	6,038	901,111
Elanco Animal Health, Inc.*	17,306	460,167
GW Pharmaceuticals PLC ADR*	2,377	273,426
Neogen Corp.*	7,439	506,670
Neurocrine Biosciences, Inc.*	5,488	494,524
Sarepta Therapeutics, Inc.*	6,195	466,608

		3,897,930

Retail — 7.5%
Burlington Stores, Inc.*	6,710	1,340,792
Domino’s Pizza, Inc.	3,501	856,310
Dunkin’ Brands Group, Inc.	11,584	919,306
Five Below, Inc.*	6,579	829,612
Floor & Decor Holdings, Inc., Class A*	11,963	611,907
Wingstop, Inc.	7,635	666,383

		5,224,310

Semiconductors — 4.3%
Entegris, Inc.	20,221	951,600
Marvell Technology Group Ltd.	37,173	928,210
MKS Instruments, Inc.	4,977	459,278
Monolithic Power Systems, Inc.	4,423	688,351

		3,027,439

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	3,014	638,335

Software — 11.1%
Black Knight, Inc.*	21,666	1,322,926
Cadence Design Systems, Inc.*	9,756	644,676
Cloudflare, Inc.*	1,658	30,789
Coupa Software, Inc.*	6,505	842,853
HubSpot, Inc.*	5,582	846,287
InterXion Holding N.V.*	13,699	1,115,921
Medallia, Inc.*	2,536	69,562
MSCI, Inc.	2,218	482,970
Paycom Software, Inc.*	2,055	430,502
Slack Technologies, Inc., Class A*	5,595	132,769

	Number of Shares	Value†

Software — (continued)
Splunk, Inc.*	3,843	$452,936
Take-Two Interactive Software, Inc.*	6,315	791,522
Tyler Technologies, Inc.*	2,260	593,250

		7,756,963

Telecommunications — 1.6%
Viavi Solutions, Inc.*	63,095	883,645
Zayo Group Holdings, Inc.*	7,142	242,114

		1,125,759

Transportation — 0.6%
Old Dominion Freight Line, Inc.	2,344	398,410

TOTAL COMMON STOCKS (Cost $57,719,628)		65,276,026

REAL ESTATE INVESTMENT TRUSTS — 3.8%

Building & Real Estate — 1.3%
Equity LifeStyle Properties, Inc.	6,712	896,723

Diversified — 1.2%
SBA Communications Corp.	3,475	837,996

Hotels & Resorts — 0.7%
Ryman Hospitality Properties, Inc.	6,626	542,073

Storage & Warehousing — 0.6%
Terreno Realty Corp.	8,192	418,530

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,149,045)		2,695,322

SHORT-TERM INVESTMENTS — 5.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $3,554,490)	3,554,490	3,554,490

TOTAL INVESTMENTS — 102.0% (Cost $63,423,163)		71,525,838

Other Assets & Liabilities — (2.0)%		(1,424,492)

TOTAL NET ASSETS — 100.0%		$70,101,346

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

N.V — Naamloze Vennootschap.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 09/30/2019 ††
United States	93%
Canada	2
Ireland	2
Netherlands	2
Israel	1
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$65,276,026	$65,276,026	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,695,322	2,695,322	—	—
SHORT-TERM INVESTMENTS	3,554,490	3,554,490	—	—

TOTAL INVESTMENTS	$71,525,838	$71,525,838	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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